Trade Accounts Receivable (Tables)	3 Months Ended
Mar. 31, 2026
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable
	March 31, 2026	December 31, 2025
Current receivables:
Domestic sales	2,099,075	2,278,321
Foreign sales	1,145,406	1,285,531
Subtotal	3,244,481	3,563,852
Overdue receivables:
From 1 to 30 days	479,789	577,982
From 31 to 60 days	56,433	45,695
From 61 to 90 days	31,378	19,669
Above 90 days	146,410	104,315
Expected credit losses	(77,967)	(76,686)
Present value adjustment	(3,133)	(2,903)
Subtotal	632,910	668,072
Trade accounts receivable, net	3,877,391	4,231,924

Schedule of Changes in Expected Credit Losses

Changes in expected credit losses:

	March 31, 2026	March 31, 2025
Balance at the beginning of the period	(76,686)	(89,060)
Additions	(2,678)	(12,896)
Write-offs/Reversals	776	2,768
Exchange rate variation	621	(2,391)
Balance at the end of the period	(77,967)	(101,579)